Schedule of Business Combination Segment Allocation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 1,569,925	$ 687,928	$ 5,291,136	$ 1,331,862	$ 2,876,273	$ 1,065,665
Cost of sales	1,155,617	685,769	4,255,374	1,123,134	2,340,788	624,570
Gross profit (loss)	$ 413,308	$ 2,159	1,035,762	208,728	535,485	441,095
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues			5,291,136	1,331,862
Cost of sales			4,255,374	1,123,134
Gross profit (loss)			1,035,762	208,728
Operating Segments [Member] | Jupiter Wellness [Member]
Segment Reporting Information [Line Items]
Revenues			91,329	145,791	183,142	834,812
Cost of sales			59,745	136,132	203,089	477,559
Gross profit (loss)			31,584	9,659	(19,947)	357,253
Operating Segments [Member] | SRM Entertainment [Member]
Segment Reporting Information [Line Items]
Revenues			5,199,807	1,186,071	2,693,131	230,853	[1]
Cost of sales			4,195,629	987,002	2,137,699	147,011	[1]
Gross profit (loss)			$ 1,004,178	$ 199,069	555,432	83,842	[1]
Operating Segments [Member] | Combined [Member]
Segment Reporting Information [Line Items]
Revenues					2,876,273	1,065,665
Cost of sales					2,340,788	624,570
Gross profit (loss)					$ 535,485	$ 441,095

[1]	Amounts for SRM are from the date of acquisition (November 30, 2020) to December 31, 2020